UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report

Report Pursuant to Section 15G of

The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported)

N/A

1ST FINANCIAL BANK USA1

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001541523

Dori Hilbrands

Vice President

(605) 365-5191

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	1st Financial Bank USA, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by 1st Financial Credit Card Master Note Trust II and 1st Financial Credit Card Master Note Trust III.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

1ST FINANCIAL BANK USA, as Securitizer

By:	/s/ Dori Hilbrands
Name: Dori Hilbrands
Title: Vice President

Date: January 31, 2014